[USAA                            USAA MUTUAL FUNDS TRUST
EAGLE
LOGO (R)]             S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
                  NASDAQ-100 INDEX FUND, AND TOTAL RETURN STRATEGY FUND
                       SUPPLEMENT DATED FEBRUARY 28, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2007

THE LAST SENTENCE IN THE THIRD PARAGRAPH ON PAGE 3 OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI) HAS BEEN DELETED AND REPLACED WITH THE FOLLOWING:

Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price is used. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of fund net asset value.

THE FOLLOWING SECTION FOUND ON PAGES 50-56 OF THE SAI HAS BEEN AMENDED AND REVISED AS FOLLOWS:

             DIRECTORS AND OFFICERS OF THE EXTENDED MARKET PORTFOLIO

The Board of Directors of the Master LLC consists of thirteen individuals, eleven of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The non-interested Directors have retained independent legal counsel to assist them in connection with their duties.

The Board has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

The members of the Audit Committee (the "Audit Committee") are Kenneth L. Urish (chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Directors. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Master LLC's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Master LLC; (3) review the conduct and results of each independent audit of the Master LLC's financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Master LLC and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Master LLC's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Master LLC's investments; and (8) resolve any disagreements between Master LLC management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee.

The members of the Governance and Nominating Committee (the "Governance Committee") are Matina Horner (chair), Cynthia A. Montgomery, Robert C. Robb and Frederick W. Winter, all of whom are non-interested Directors. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Directors of the Master LLC and recommend non-interested Director nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Director compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Director made by Master LLC shareholders as it deems appropriate. Master LLC shareholders who wish to recommend a nominee should send nominations to the Secretary of the Master LLC that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee.

The members of the Compliance Committee are Joseph Platt (chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Directors. The
Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Master LLC, the fund-related activities of BlackRock and the Master LLC's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Master LLC and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Master LLC's compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Master LLC's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.

The members of the Performance Oversight Committee (the "Performance Committee") are David O. Beim (chair), Toby Rosenblatt (vice chair), Ronald W. Forbes, Rodney D. Johnson and Herbert I. London, all of whom are non-interested Directors, and Richard S. Davis, who is an interested Director. The Performance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee the Master LLC's investment performance relative to its agreed-upon performance objectives. The Performance Committee's responsibilities include, without limitation, to (1) review the Master LLC's investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Master LLC's investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee.

Prior to November 1, 2007, the Board then in office had two standing committees, an Audit Committee and a Nominating Committee, each of which consisted of all of the non-interested Directors then in office. During the fiscal year ended December 31, 2007, the Audit Committee met four times and the Nominating Committee met once.

BIOGRAPHICAL INFORMATION. Certain biographical and other information relating to the Directors are set forth below, including their address, year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of investment companies overseen in the complex of funds advised by the Manager or its affiliates ("BlackRock-advised funds") and any public directorships.

                        POSTION(S)      TERM OF                                           NUMBER OF
                        HELD            OFFICE(B) AND                                     BLACKROCK-ADVISED
NAME, ADDRESS(A),       WITH THE        LENGTH OF       PRINCIPAL OCCUPATION(S)           FUNDS AND                 PUBLIC
AND YEAR OF BIRTH       MASTER LLC      TIME SERVED     DURING THE PAST 5 YEARS           PORTFOLIOS OVERSEEN       DIRECTORSHIPS

NON-INTERESTED DIRECTORS:

David O. Beim(c)        Director        Since           Professor of Finance and          35 registered investment     None
1940                                    2007            Economics at the Columbia         companies consisting of
                                                        University Graduate               81 portfolios
                                                        School of Business since 1991;
                                                        Trustee, Phillips Exeter
                                                        Academy since 2002;
                                                        Chairman, Wave Hill Inc.
                                                        (public garden and
                                                        cultural center) from
                                                        1990 to 2006.

Ronald W. Forbes(d)     Director        Since           Professor Emeritus of Finance,    35 registered investment     None
1940                                    2007            School of Business, State         companies consisting of
                                                        University of New York at         81 portfolios
                                                        Albany since 2000.

Dr. Matina Horner(e)    Director        Since           Executive Vice President of       35 registered investment     N Star
1939                                    2007            Teachers Insurance Annuity        companies consisting     (electric and
                                                        Association and College           of 81 portfolios          gas utility)
                                                        Retirement Equities Fund
                                                        (TIAA-CREF) from 1989
                                                        to 2003.

Rodney D. Johnson(d)    Director        Since           President, Fairmount Capital      35 registered investment     None
1941                                    2007            Advisors, Inc. since 1987;        companies consisting of
                                                        Director, Fox Chase Cancer        81 portfolios
                                                        Center since 2002; Member
                                                        of the Archdiocesan Investment
                                                        Committee of the
                                                        Archdiocese of
                                                        Philadelphia since 2003.

Herbert I. London       Director        Since           Professor Emeritus, New York      35 registered investment     AIMS
1939                                    2007            University since 2005; John       companies consisting       Worldwide,
                                                        M. Olin Professor of              of 81 portfolios              Inc.
                                                        Humanities, New York University                              (marketing)
                                                        from 1993 to  2005 and
                                                        Professor thereof from 1980
                                                        to 2005; President, Hudson
                                                        Institute (policy research
                                                        organization) since 1997 and
                                                        Trustee thereof since 1980;
                                                        Chairman of the Board of
                                                        Directors of Vigilant
                                                        Research, Inc. since
                                                        2006; Member of the
                                                        Board of Directors for
                                                        Grantham University
                                                        since 2006; Director,
                                                        Reflex Security  since
                                                        2006; Director,
                                                        InnoCentive, Inc.
                                                        (strategic solutions
                                                        company) since 2005;
                                                        Director, Cerego, LLC
                                                        (software development
                                                        and design) since 2005.

Cynthia A. Montgomery Director          Since           Professor, Harvard Business School 35 registered investment    Newell
1952                                    2007            since 1989; Director Harvard       companies consisting      Rubbermaid,
                                                        Business School Publishing since   of 81 portfolios              Inc.
                                                        2005; Director, McLean Hospital                                (manufactur-
                                                        since 2005.                                                        ing)

Joseph P. Platt, Jr.(f) Director        Since           Partner, Amarna Corporation, LLC    35 registered investment   Green-
1947                                    2007            (private investment company) since  companies consist-         light Capital
                                                        2002; Director, Jones and Brown     ing of 81 portfolios       Re, Ltd.
                                                        (Canadian insurance broker) since                              (reinsurance
                                                        1998; Partner, Amarna Financial                                company)
                                                        Company (private investment company)
                                                        since 2005.

Robert C. Robb, Jr.     Director        Since           Partner, Lewis, Eckert, Robb and    35 registered investment     None
1945                                    2007            Company (management and             companies consisting of
                                                        and financial consulting firm)      81 portfolios
                                                        since 1981.

Toby Rosenblatt(g)      Director        Since           President, Founders Investments        35 registered invest-    A.P. Pharma,
1938                                    2007            Ltd. (private investments) since 1999; ment companies        Inc. (specialty
                                                        Vice President and General Partner,    consisting of 81        pharmaceuti-
                                                        Founders Investments Ltd. since 1990;  portfolios                  cal)
                                                        Director, Forward Management, LLC
                                                        since 2007; Director, ReFlow
                                                        Management, LLC since 2007;
                                                        Trustee, State Street Research
                                                        Mutual Funds from 1990 to 2005;
                                                        Trustee, Metropolitan Series
                                                        Funds, Inc. from 2001 to 2005.

Kenneth L. Urish(h)     Director        Since           Managing Partner, Urish Popeck &    35 registered investment     None
1951                                    2007            Co., LLC (certified public          companies consisting of
                                                        accountants and consultants)        81 portfolios
                                                        since 1976; Member of External
                                                        Advisory Board, The
                                                        Pennsylvania State
                                                        University Accounting
                                                        Department since 2001;
                                                        Trustee, The Holy Family
                                                        Foundation since 2001;
                                                        President and Trustee,
                                                        Pittsburgh Catholic
                                                        Publishing Associates
                                                        since 2003; Director,
                                                        Inter-Tel from 2006 to
                                                        2007.

Frederick W. Winter     Director        Since           Professor and Dean Emeritus of the   35 registered investment     None
1945                                    2007            Joseph M. Katz School of Business,   companies consisting of
                                                        University of Pittsburgh since       81 portfolios
                                                        2005; and Dean thereof from 1997
                                                        to 2005; Director, Alkon
                                                        Corporation (pneumatics)
                                                        since 1992; Director,
                                                        Indotronix International
                                                        (IT service) since 2004;
                                                        Director, Tippman Sports
                                                        (recreation) since 2005.

INTERESTED DIRECTORS:

                        POSITION(S)     TERM OF                                           NUMBER OF
                        HELD            OFFICE(B) AND                                     BLACKROCK-ADVISED
NAME, ADDRESS(A),       WITH THE        LENGTH OF       PRINCIPAL OCCUPATION(S)           FUNDS AND                 PUBLIC
AND YEAR OF BIRTH       MASTER LLC      TIME SERVED     DURING THE PAST 5 YEARS           PORTFOLIOS OVERSEEN       DIRECTORSHIPS

Richard S. Davis        Director        Since           Managing Director, BlackRock,      185 registered investment     None
1945                                    2007            Inc. since 2005; Chief Executive   companies consisting of
                                                        Officer, State Street Research &   292 portfolios
                                                        Management Company from 2000
                                                        to 2005; Chairman of the Board of
                                                        Trustees, State Street Research
                                                        Mutual Funds from 2000 to 2005;
                                                        Chairman SSR Realty from 2000
                                                        to 2004.

Henry Gabbay            Director        Since           Consultant, BlackRock, Inc. since   184 registered investment    None
1947                                    2007            2007; Managing Director, BlackRock, companies consisting of
                                                        Inc.  from 1989 to 2007;            291 portfolios
                                                        Chief Administrative  Officer,
                                                        BlackRock Advisors, LLC from
                                                        1998 to 2007; President of BlackRock
                                                        Funds and BlackRock Bond Allocation
                                                        Target Shares from 2005 to 2007; and
                                                        Treasurer of certain closed-end funds
                                                        in the BlackRock fund complex from
                                                        1989 to 2006.

(a) Unless otherwise indicated, the address of each Director is 40 East 52nd Street, New York, New York 10022.

(b) Each Director holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Master LLC's by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

(c) Chair of the Performance Committee.

(d) Co-Chair of the Board of Directors.

(e) Chair of the Governance Committee.

(f) Chair of the Compliance Committee.

(g) Vice-Chair of the Performance Committee.

(h) Chair of the Audit Committee.

Certain biographical and other information relating to the officers of the Master LLC is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

                        POSITION(S)     TERM OF                                            NUMBER OF
                        HELD            OFFICE(B) AND                                      BLACKROCK-ADVISED
NAME, ADDRESS(A),       WITH THE        LENGTH OF      PRINCIPAL OCCUPATION(S)             FUNDS AND                  PUBLIC
AND YEAR OF BIRTH       MASTER LLC      TIME SERVED    DURING THE PAST 5 YEARS             PORTFOLIOS OVERSEEN        DIRECTORSHIPS

Donald C. Burke         President          Since       Managing Director of BlackRock,      195 registered investment     None
1960                    and Chief          2007        Inc. since 2006; Managing            companies consisting of
                        Executive                      Director of Merrill Lynch            302 portfolios
                                                       Investment Managers, L.P. ("MLIM")
                                                       and Fund Asset Management L.P.
                                                       ("FAM") in 2006; First Vice President
                                                       MLIM and FAM from 1997 to 2005 and
                                                       Treasurer thereof from 1999 to 2006;
                                                       Vice President and Secretary of IQ
                                                       Funds since 2004.
Anne F. Ackerley        Vice President     Since       Managing Director of BlackRock,     185 registered investment       None
1962                                       2007        Inc. since May 2000.                companies consisting of
                                                                                           292 portfolios

Howard Surloff         Secretary           Since       Managing Director of BlackRock,     185 registered investment       None
1965                                       2007        Inc. and General Counsel of US      companies consisting of
                                                       Funds at BlackRock, Inc. since      292 portfolios
                                                       2006; General Counsel (US) of
                                                       Goldman Sachs Asset Management,
                                                       L.P. from 1993 to 2006.

Brian P. Kindelan      Chief               Since       Chief Compliance Officer of the     185 registered investment      None
1959                   Compliance          2007        Funds since 2007; Managing          companies consisting of
                       Officer                         Director and Senior Counsel         292 portfolios
                                                       thereof since 2005; Director and
                                                       Senior Counsel of BlackRock Advisors,
                                                       Inc. from 2001 to 2004.

Neal J. Andrews        Chief Financial     Since       Managing Director of BlackRock      185 registered investment      None
1966                   Officer             2007        Inc. since 2006; Senior Vice        companies consisting of
                                                       President and Line of Business      292 portfolios
                                                       Head, Fund Accounting and
                                                       Administration, PFPC Inc.
                                                       from 1992 to 2006.

Jay M. Fife            Treasurer           Since       Managing Director of BlackRock,     185 registered investment      None
1970                                       2007        Inc. since 2007 and Director in     companies consisting of
                                                       2006; Assistant Treasurer           292 portfoios
                                                       of the MLIM/FAM advised funds
                                                       from 2005 to 2006; Director
                                                       of MLIM Fund Services Group
                                                       from 2001 to 2006.

(a) Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, New York 10022.

(b) Each officer is elected by and serves at the pleasure of the Board of Directors of the Master LLC.

SHARE OWNERSHIP. Information relating to each Director's share ownership in the Master LLC and in all BlackRock-advised funds that are overseen by the respective Director (Supervised Funds), as of December 31, 2007, is set forth in the chart below.

                            AGGREGATE DOLLAR RANGE    AGGREGATE DOLLAR RANGE OF
                             OF EQUITY SECURITIES        EQUITY SECURITIES IN
NAME                           IN THE MASTER LLC           SUPERVISED FUNDS

INTERESTED DIRECTORS:

   Richard S. Davis               None                      Over $100,000
   Henry Gabbay                   None                      Over $100,000

NON INTERESTED DIRECTORS:
   David O. Beim                  None                     $50,001-$100,000
   Ronald W. Forbes               None                      Over $100,000
   Dr. Martina Horner             None                      Over $100,000
   Rodney D. Johnson              None                      Over $100,000
   Herbert I. London              None                      Over $100,000
   Cynthia A. Montgomery          None                      Over $100,000
   Joseph P. Platt, Jr.           None                      Over $100,000
   Robert C. Robb, Jr.            None                      Over $100,000
   Toby Rosenblatt                None                      Over $100,000
   Kenneth L. Urish               None                          None
   Frederick W. Winter            None                          None

As of January 31, 2008, the officers and Directors of the Master LLC as a group owned an aggregate of less than 1% of the outstanding shares of the Extended Market Portfolio. As of January 31, 2008, none of the non-interested Directors of the Master LLC or their immediate family members owned beneficially or of record any securities in affiliates of BlackRock.

COMPENSATION OF DIRECTORS. Each non-interested Director is paid as compensation an annual retainer of $150,000 per year for his or her services as Director to the BlackRock-advised funds, including the Master LLC, and a $25,000 Board meeting fee to be paid for each Board meeting up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meeting. In addition, the Co-Chairs of the Board of Directors are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid an additional annual retainer of $25,000. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The Master LLC compensates the Chief Compliance Officer for his services as its Chief Compliance Officer. The Master LLC may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The following table sets for the compensation earned by the non-interested Directors and Chief Compliance Officer for the fiscal year ended December 31, 2007, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2007.

                                                                        BENEFITS AGGREGATE
                                                                       COMPENSATION FROM THE
                          COMPENSATION FROM    ESTIMATED ANNUAL        MASTER LLC AND OTHER
NAME                        THE MASTER LLC(A)  UPON RETIREMENT      BLACKROCK-ADVISED FUNDS

David O. Beim                     None              None                   $180,570
Ronald W. Forbes(c)               None              None                   $235,183
Dr. Martina Horner(d)             None              None                   $226,015
Rodney D. Johnson(c)              None              None                   $143,151
Herbert I. London                 None              None                   $250,136
Cynthia A. Montgomery             None              None                   $171,433
Joseph P. Platt, Jr.(e)           None              None                   $139,817
Robert C. Robb, Jr.               None              None                   $128,151
Toby Rosenblatt(f)                None              None                   $226,015
Kenneth L. Urish(g)               None              None                   $139,817
Frederick W. Winter               None              None                   $128,151

Compliance Officer
Brian Kindelan, Chief
Compliance Officer and
Anti-Money Laundering
Compliance Officer               None(h)            None                     $0(h)

(a) For the fiscal year ended December 31, 2007, the Master LLC paid aggregate compensation of $-- to all Directors then holding such office.

(b) Chair of the Performance Committee.

(c) Co-Chair of the Board of Directors.

(d) Chair of the Governance Committee.

(e) Chairman of the Compliance Committee.

(f) Vice-Chair of the Performance Committee.

(g) Chair of the Audit Committee.

(h) Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer on November 1, 2007.


                                                                      87003-0208